Finance Receivables - Components of Finance Receivables (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivables [Line Items]
Finance receivables, gross	€ 302,977	€ 309,616
Unearned interest	(6,488)	(5,828)
Finance receivables, net	296,489	303,788
Current portion of finance receivables, gross	254,227	268,617
Non-current portion of finance receivables, net	46,017	38,621
Current Portion of Unearned Interest [Member]
Financing Receivables [Line Items]
Unearned interest	€ (3,755)	€ (3,450)